Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Net taxes payable	$ 49.4
Net taxes recoverable		17.1
Provision (benefit) for income taxes	626.4	554.6	415.4
Interest Expense or Benefit
Income Taxes [Line Items]
Provision (benefit) for income taxes	$ 0	$ (0.2)	$ 0